Income Tax	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
INCOME TAX

NOTE 15 — INCOME TAX

Deferred taxes are provided on a liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carry forwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The income tax provision (benefit) consist of the following:

For the Years Ended December 31,
	2019	2018
Federal:
Current	$—	$—
Deferred	—	—

State and local:
Current	—	—
Deferred	—	—

Net deferred tax assets consist of the following components as of December 31:

	2019	2018
Deferred Tax Assets:
NOL Carryover	$1,195,800	$944,000
Payroll accrual	7,500	9,000
Allowance for Doubtful Accounts	10,300	12,000
Related party accrual	145,900	213,000
Depreciation and amortization	253,327	-
Less valuation allowance	(1,612,827)	(1,178,000)
Net deferred tax assets	$—	$—

The income tax provision differs from the amount of income tax determined by applying the U.S. federal income tax rate to pre-tax income from continuing operations for the period ended December 31, due to the following:

	2019	2018
Book loss	$(282,000)	$(292,600)
State taxes	(81,000)	(138,500)
Meals and entertainment	1,200	6,800
Stock options	71,600	60,000
Other nondeductible expenses	—	4,300
Other adjustments	53,481	—
Adjustment to deferred tax assets	(198,108)	—
Valuation allowance	434,827	360,000
	$—	$—

At December 31, 2019, the Company had operating loss carry forwards of approximately $4,429,000, $3,417,085 of which expire from 2021 – 2027, and no expiration on the remaining amount. In accordance with Section 382 of the Internal Revenue code, the usage of the Company’s net operating loss carryforwards may be limited in the event of a change in ownership. A full Section 382 analysis has not been prepared and NOLs could be subject to limitation under Section 382.

The Company’s policy is to record interest and penalties on uncertain tax positions as a component of income tax expense. No interest or penalties were recorded during the years ended December 31, 2019 and 2018. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position in the next twelve months.

The Company files income tax returns in the U.S. federal jurisdiction, New York and Georgia which remain subject to examination by the various taxing authorities beginning with the tax year ended December 31, 2016 (or the tax year ended December 31, 2002 if the Company were to utilize its NOLs). No tax audits were commenced or were in process during the years ended December 31, 2019 and 2018.